Revenue from Contracts with Customers - Summary of Contract Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of contract assets liabilities [abstract]
Trade receivables (Note 14)	¥ 1,368,012	$ 190,696	¥ 1,093,788
Capitalized contract cost	130,015	18,124	122,627	$ 17,094	¥ 197,692
Contract liabilities (Note 24)	¥ 630,683	$ 87,915	¥ 691,427